Fair Value Measurements (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Level	March 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account (1)	1	$345,041,662	$345,081,176
Liabilities:
Warrant liabilities—Public	1	$17,710,000	$24,725,000
Warrant liabilities—Private	3	$14,002,669	$15,960,669

(1)	Excludes $928 and $943 of cash balance held within the Trust Account as of March 31, 2021 and December 31, 2020, respectively.

Schedule of financial assets that are measured at fair value on a recurring basis

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of March 31, 2021	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.97	$10.54
Volatility for private warrants	30.4%	30.3%
Term	5.50	5.50
Risk-free rate	0.96%	0.43%
Dividend yield	—%	—%

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account\—U.S. Treasury Securities (1)	$345,087,325	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants (restated)	$24,725,000	$—	$—
Derivative warrant liabilities - Private Placement Warrants (restated)	$—	$—	$15,960,669

(1)	Excludes $943 of cash balance held within the Trust Account.

Schedule of change in fair value of Level 3 derivative warrant liabilities

The change in the fair value of the Level 3 warrant liabilities for the three months ended March 31, 2021 is summarized as follows:

Level 3 warrant liabilities at December 31, 2020	$15,960,669
Change in fair value of warrant liabilities	(1,958,000)

Level 3 warrant liabilities at March 31, 2021	$14,002,669

Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	At issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.81	$10.54
Volatility for public warrants	22.50%	N/A %
Volatility for private warrants	27.70%	30.30%
Term	5.50	5.50
Risk-free rate	0.32%	0.43%
Dividend yield	—%	—%

Schedule of changes in the fair value of warrant liabilities

The change in the fair value of the Level 3 derivative warrant liabilities for the period ended December 31, 2020 is summarized as follows:

Level 3 Derivative warrant liabilities at June 5, 2020 (inception)	$—
Issuance of Public and Private Warrants	26,857,668
Change in fair value of derivative warrant liabilities	13,828,001
Transfer of public warrant liability to Level 1(1)	(24,725,000)

Level 3 Derivative warrant liabilities at December 31, 2020	$15,960,669

(1)

Due to the use of quoted prices in an active market for Public Warrants as of December 31, 2020, the Company had transfers out of Level 3 to Level 1 amounting to $24,725,000 as of December 31, 2020. The Company deems the transfer between levels to have occurred at the end of the period.